Condensed, Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income related to redeemable and mandatorily redeemable noncontrolling interests	$ 3.1	$ 2.5